Note 34 - Income Taxes - Major Components of Gross Deferred Income Tax Assets and Liabilities (Detail: Text value) € in Millions	Dec. 31, 2023 EUR (€)
Major Components of Gross Deferred Income Tax Assets and Liabilities
Corporate minimum tax included in unused tax credit	€ 10